Leases - Schedule of detailed Information about Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating cash flows used for operating leases	¥ 27,385	$ 3,752	¥ 37,700	¥ 37,811
ROU assets obtained in exchange for operating lease liabilities	¥ 65,841	$ 9,020	¥ 0	¥ 4,311